Short-Term Loan – Third Parties	6 Months Ended
Sep. 30, 2023
Short-Term Loan – Third Parties [Abstract]
SHORT-TERM LOAN – THIRD PARTIES

Note 10 – SHORT-TERM LOAN – THIRD PARTIES

From April to July 2023, the Company through its subsidiary, Akso Online Meditech Co., Ltd. entered into three loan agreements with a third party to borrow a total of US$350,000 with an annual interest of 5%. The loan terms were one year for each of the loans.